Note 10. Income Taxes - Provision for income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax on accounting loss (income)	$ (119,583)	$ 243,280
Tax effect of expenses that are not deductible for income tax purposes
Differences in the depreciation of property and equipment
Change in valuation allowance	119,583	(243,280)
Income taxes - recovery